12. Stockholders' Equity (Details - Warrant activity) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number of Warrants
Number of Warrants Outstanding, Beginning	162,500	0
Number of Warrants Granted	20,000	6,500,000
Number of Warrants Expired	0	0
Number of Warrants canceled	0	0
Number of Warrants Exercised	0	0
Number of Warrants Outstanding, Ending	182,500	162,500
Number of Warrants Exercisable, Ending	182,500	6,500,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 4.00
Weighted Average Exercise Price Granted	4.00	0.10
Weighted Average Exercise Price Expired
Weighted Average Exercise Price canceled
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, Ending	4.00	4.00
Weighted Average Exercise Price Exercisable	$ 4.00	$ 0.10